SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) $ in Thousands	9 Months Ended	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($) segment item	Dec. 31, 2015 CNY (¥) segment item	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 CNY (¥)	Mar. 17, 2014	Apr. 16, 2012	Apr. 15, 2012
Convenience translation
Foreign currency translation rate		0.1544				0.1544
Investments
Impairment loss of equity method investment		$ 433	¥ 2,806,000	¥ 472,000	¥ 0
GOODWILL.
Number of reporting units | segment		2	2
Revenue recognition
Online lottery revenue	¥ 0
Cost of revenues
VAT, business taxes and surcharges		$ 20,422	¥ 132,288,000	105,475,000	48,355,000
VAT rate one		6.00%	6.00%
VAT rate two		17.00%	17.00%
Selling and marketing Expense.
Advertising and promotional expenses		$ 202,654	¥ 1,312,752,000	512,531,000	¥ 172,969,000
Research and development
Capitalized computer software						¥ 0
Leases
Capital lease				¥ 0		¥ 0
Concentration of risks
Number of bankrupt financial institutions | item		1	1
Cash and cash equivalents, restricted cash and short-term investments | $		$ 307,926
Maximum ownership percentage in ICP business		50.00%	50.00%
Maximum daily floating range of RMB trading prices against the US dollar (as a percent)							2.00%	1.00%	0.50%
Appreciation (depreciation) rate of foreign currency exchange (as a percent)		(5.80%)	(5.80%)	(2.40%)	3.10%
Minimum
INTANGIBLE ASSETS, NET
Estimated useful life for the intangible assets		3 years	3 years
Revenue recognition
Average paying player life		42 days	42 days
Maximum
Revenue recognition
Average paying player life		83 days	83 days
Sales Revenue, Net | Customer A
Concentration of risks
Concentration risk percentage				15.00%	25.00%
Sales Revenue, Net | Customer B
Concentration of risks
Concentration risk percentage		8.00%	8.00%		14.00%
Sales Revenue, Net | Customer C
Concentration of risks
Concentration risk percentage		11.00%	11.00%	15.00%	19.00%
Sales Revenue, Net | Customer D
Concentration of risks
Concentration risk percentage				12.00%
Sales Revenue, Net | Customer E
Concentration of risks
Concentration risk percentage		29.00%	29.00%
Electronic equipment
PROPERTY AND EQUIPMENT, NET
Estimated useful life of the property and equipment		3 years	3 years
Office equipment and fixtures
PROPERTY AND EQUIPMENT, NET
Estimated useful life of the property and equipment		5 years	5 years
Motor vehicles
PROPERTY AND EQUIPMENT, NET
Estimated useful life of the property and equipment		4 years	4 years
Customer relationship | Maximum
INTANGIBLE ASSETS, NET
Estimated useful life for the intangible assets		6 years	6 years
Trademark | Minimum
INTANGIBLE ASSETS, NET
Estimated useful life for the intangible assets		3 years	3 years
Trademark | Maximum
INTANGIBLE ASSETS, NET
Estimated useful life for the intangible assets		10 years	10 years
Technology | Minimum
INTANGIBLE ASSETS, NET
Estimated useful life for the intangible assets		1 year	1 year
Technology | Maximum
INTANGIBLE ASSETS, NET
Estimated useful life for the intangible assets		10 years	10 years
Non-compete agreements
INTANGIBLE ASSETS, NET
Estimated useful life for the intangible assets		6 years	6 years
Online game licenses | Minimum
INTANGIBLE ASSETS, NET
Estimated useful life for the intangible assets		1 year	1 year
Online game licenses | Maximum
INTANGIBLE ASSETS, NET
Estimated useful life for the intangible assets		5 years	5 years
User base | Minimum
INTANGIBLE ASSETS, NET
Estimated useful life for the intangible assets		1 year	1 year
User base | Maximum
INTANGIBLE ASSETS, NET
Estimated useful life for the intangible assets		3 years	3 years
Domain names | Minimum
INTANGIBLE ASSETS, NET
Estimated useful life for the intangible assets		1 year	1 year
Domain names | Maximum
INTANGIBLE ASSETS, NET
Estimated useful life for the intangible assets		10 years	10 years
Platform
INTANGIBLE ASSETS, NET
Estimated useful life for the intangible assets		5 years	5 years
PRC
Concentration of risks
Cash and cash equivalents and short term investments (as a percent)		60.50%	60.50%
Non-PRC
Concentration of risks
Cash and cash equivalents and short term investments (as a percent)		39.50%	39.50%